Cover	Aug. 06, 2026
Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0002118222
Document Type	S-6
Entity Registrant Name	Advisors Disciplined Trust 2352
Document Period End Date	Aug. 06, 2026
Aerospace Defense Opportunities Portfolio
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Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to achieve its objective by investing in a portfolio of securities of companies involved in aspects of the aerospace and defense industry. Eugene E. Peroni, Jr. of Peroni Portfolio Advisors, Inc. (the “Portfolio Consultant”) selected the trust’s portfolio seeking securities of companies that could benefit from heightened geopolitical tensions and U.S. military build-ups amid concerns of global terrorism and a greater investment focus on homeland security. Once the investment universe was identified, Mr. Peroni screened the securities using the Peroni Method®, a technical research based discipline. The Peroni Method® is a bottom-up approach to stock selection that is primarily based on technical analysis. The methodology examines a stock’s price architecture, accumulation and distribution trends and relative strength patterns, among other more subtle trading characteristics. This information is partly gathered and analyzed through hand-drawn point and figure charts which have been a part of the methodology for over half a century. While the Peroni Method® is primarily focused on the technical characteristics of individual stocks, economic, monetary, geopolitical and sentiment factors at play in the marketplace are also incorporated to identify leading stocks and sectors. Technical analysis differs from fundamental analysis, which generally involves financial scrutiny of the issuing company and considers such factors as earnings projections, P/E ratios, cash flow and other balance sheet data. The Peroni Method® may be an investment alternative to fundamental analysis.Mr. Peroni uses the Peroni Method® to select stocks that he believes are best able to provide capital appreciation. He believes that technical factors can help identify industry sector relative strength patterns that may play an important role in investment success. The methodology allows an unconstrained approach to stock selection, spanning all market caps and investment styles, i.e. growth and value. Mr. Peroni has an extensive library of hand-charted stocks that is regularly refreshed to include new opportunities gleaned through ticker tape analysis, news outlets, corporate develop -ments and practical observations. Charts with attractive price architecture are screened and ranked on a regular basis. Historical characteristics are analyzed for price and volume shifts and evaluations are made using net money flow analysis and relative strength trends. Sector relative strength is then determined by unbiased groupings of attractive stocks. Portfolio construction progresses as weightings are determined by analyzing individual stock price behavior, economic factors, monetary trends, psychological oscillators and investor psychology. Those stocks with the best technical characteristics in strong or emerging leadership sectors are candidates for inclusion in the portfolio while also taking into consideration appropriate diversification. The Peroni Method® examines numerous technical, psychological and fundamental data. The data may include: •a stock’s historical price architecture •net money flow trends in individual stocks •the relative behavior of a stock’s priceperformance compared to other stocks in the same sector •sentiment readings such as the volatility index •fiscal and monetary factors •geopolitical events and their impact on specific sectors Mr. Peroni selects stocks he believes are best suited to the trust’s investment objective, which is capital appreciation. Eugene E. Peroni Jr. began training in the field of technical research at age 16 with his father, Eugene E. Peroni, Sr., who founded the Peroni Method® more than 60 years ago. Mr. Peroni has over 40 years of experience in his field. The Peroni Method® uses a bottom-up approach, primarily emphasizing the technical merits of individual stocks. Mr. Peroni has regularly published his insights in reports offering stock market forecasts. Mr. Peroni has appeared on CNBC, CBS MarketWatch, Nightly Business Report, Fox Business News and Bloomberg Radio, and has been quoted in publications such as The Wall Street Journal, The New York Times, U.S. News and World Report and Investors Business Daily.
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of its assets in securities of aerospace and defense companies. For this purpose, aerospace and defense companies are defined as those entities that derive at least 50% of their revenue or devote 50% of their assets to the various aspects of the aerospace and defense industry. These various aspects of the aerospace and defense industry include the design, development, production and maintenance of airplanes, spacecraft, specialized aerospace and defense technology, missiles and military equipment for both civilian and government uses. This determination is based upon information available at the time of portfolio selection.
Cohen & Steers California Municipal Closed-End Portfolio
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Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to provide income exempt from federal and California income taxes with capital appreciation potential by investing in a portfolio primarily consisting of common stock of closed-end investment companies (known as “closed-end funds” and referred to herein as “funds”) that invest primarily in municipal bonds issued primarily by California issuers. In selecting these closed-end funds, Cohen & Steers Capital Management, Inc. (the “Portfolio Consultant”) considered factors such as historical returns, income potential, potential future growth, portfolio diversification and advisor experience. The Portfolio Consultant uses a disciplined investment methodology to select the funds for inclusion in the trust. The Portfolio Consultant begins by constructing a universe of funds that have a stated investment objective in line with the trust’s investment objective and that the fund advisor appears to be adhering to. From this universe the Portfolio Consultant selects the final securities by utilizing a multi-factor approach based on the following factors: •Premium/Discount—It favors funds that are trading at a valuation discount to either their peers, sector or historic average. •Dividend—It favors funds that have a history of consistent and/or competitive relative dividends and that appear to possess the ability to keep the current dividend level intact. •Performance—It favors funds that have a history of performance on either market price or net asset value that make them relatively attractive when compared to their peers or relevant benchmark. Approximately 18.02% of the funds in the portfolio are classified as “non-diversified” under the Investment Company Act of 1940. These funds have the ability to invest more than 5% of their assets in securities of a single issuer which could reduce diversification. Units are available for sale only in California.
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of its assets in closed-end investment companies having policies to invest at least 80% of their assets in California municipal bonds. The closed-end funds invest primarily in municipal bonds that pay interest that is exempt from regular federal and California income tax, however, income from these bonds may be subject to the federal alternative minimum tax on individuals and a portion of the income could be derived from non-California bonds and be taxable to California residents.
Cohen & Steers Convertible and Income Closed-End Portfolio
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Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to provide high current income with capital appreciation potential by investing in a portfolio primarily consisting of common stock of closed-end investment companies (known as “closed-end funds”) that invest in convertible securities and other income-producing securities.In selecting these closed-end funds, Cohen & Steers Capital Management, Inc. (the “Portfolio Consultant”) considered factors such as historical returns, income potential, potential future growth, portfolio diversification and advisor experience. The Portfolio Consultant uses a disciplined investment methodology to select the funds for inclusion in the trust. The Portfolio Consultant begins by constructing a universe of funds that have a stated investment objective in line with the trust’s investment objective and that the fund advisor appears to be adhering to. From this universe the Portfolio Consultant selects the final securities by utilizing a multi-factor approach based on the following factors: •Premium/Discount—It favors funds that are trading at a discount relative to their peers and relative to their historic average. •Dividend—It favors funds that have a history of a consistent and competitive dividend and that appear to possess the ability to keep the dividend level intact. •Performance—It favors funds that have an above average history of performance based on net asset value when compared to their peers and a relevant benchmark. None of the funds in the portfolio are classified as “non-diversified” under the Investment Company Act of 1940.
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of its assets in closed-end investment companies having policies to invest at least 80% of their assets in convertible securities and other income-producing securities.
Cohen & Steers Covered Call & Income Strategies Closed-End Portfolio
Entity Information [Line Items]
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to provide high current income with capital appreciation as a secondary objective by investing in a portfolio primarily consisting of common stock of closed-end investment companies (known as “closed-end funds” and referred to herein as “funds”) that invest with a focus on covered call option strategies or other income-oriented investment strategies.In selecting these closed-end funds, Cohen & Steers Capital Management, Inc. (the “Portfolio Consultant”) considered factors such as historical returns, income potential, potential future growth, portfolio diversification and advisor experience. The Portfolio Consultant uses a disciplined investment methodology to select the funds for inclusion in the trust. The Portfolio Consultant begins by constructing a universe of funds that have a stated investment objective in line with the trust’s investment objective and that the fund advisor appears to be adhering to. From this universe the Portfolio Consultant selects the final securities by utilizing a multi-factor approach based on the following factors: •Premium/Discount—It favors funds that are trading at a valuation discount to either their peers, sector or historic average. •Dividend—It favors funds that have a history of consistent and/or competitive relative dividends and that appear to possess the ability to keep the current dividend level intact. •Performance—It favors funds that have a history of performance on either market price or net asset value that make them relatively attractive when compared to their peers or relevant benchmark. Approximately 9.98% of the funds in the portfolio are classified as “non-diversified” under the Investment Company Act of 1940. These funds have the ability to invest more than 5% of their assets in securities of a single issuer which could reduce diversification. Call options are contracts representing the right to purchase an asset (e.g., a stock) at a specified price, the strike price, at a specified future date, the expiration date, in exchange for an option premium. The closed-end funds held in the trust generally employ an option strategy of writing (selling) covered call options on stocks or other securities held within the closed-end funds or on related indices. An option is generally considered “covered” when the closed-end funds own the securities against which the options are sold. Covered call option writing is designed to produce income from option premiums and offset a portion of a market decline in the underlying security. In short, a covered call strategy may provide limited downside protection of the “covered” security in exchange for some of the upside appreciation potential.
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of its assets in closed-end investment companies having policies to invest at least 80% of their assets employing a covered call strategy and/or invest in other income-producing securities.
Cohen & Steers Strategic Income Closed-End Portfolio
Entity Information [Line Items]
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to provide high current dividend income with capital appreciation potential by investing in a portfolio primarily consisting of common stock of closed-end investment companies (known as “closed-end funds”). The underlying funds may invest in a variety of fixed income and/or income-producing securities issued by various types of foreign and/or U.S. issuers. These funds typically invest primarily in fixed income securities including preferred securities, convertible securities, high yield bonds and other debt securities. In selecting these closed-end funds, Cohen & Steers Capital Management, Inc. (the “Portfolio Consultant”) considered factors such as historical portfolio diversification and advisor experience. The Portfolio Consultant uses a disciplined investment methodology to select the funds for inclusion in the trust. The Portfolio Consultant begins by constructing a universe of funds that have a stated investment objective in line with the trust’s investment objective and that the fund advisor appears to be adhering to. From this universe the Portfolio Consultant selects the final securities by utilizing a multi-factor approach based on the following factors: •Premium/Discount—It seeks funds that are trading at a valuation discount to either their peers, sector or historic average. •Dividend—It seeks funds that have a history of consistent and/or competitive relative dividends and that appear to possess the ability to keep the current dividend level intact. •Performance—It seeks funds that have a history of performance on either market price or net asset value that make them relatively attractive when compared to their peers or relevant benchmark. Approximately 11.98% of the portfolio consists of funds classified as “non-diversified” under the Investment Company Act of 1940. These funds have the ability to invest more than 5% of their assets in securities of a single issuer which could reduce diversification.
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of its assets in closed-end investment companies.
Emerging Markets Dividend Portfolio
Entity Information [Line Items]
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to provide above average total return primarily through dividend income by investing in a portfolio primarily consisting of securities issued by companies headquartered and/or domiciled in emerging markets countries. Emerging market countries are generally defined as countries in the initial stages of their industrialization cycles with lower per capita income. In selecting securities of companies headquartered and/or domiciled in emerging markets countries for inclusion in the trust’s portfolio, we* considered stocks of companies that have paid dividends during each of the two previous years. We then established target initial portfolio weightings for the trust by industry sector, market capitalization and countries of headquarter and domicile based on our projections for the growth of the world economy. We based our final portfolio selection on an analysis of factors including companies’ economic sectors, market capitalizations, countries of headquarter and domicile, financial strength, past earnings and revenue growth trends, projected earnings and revenue growth, current dividend levels, historic dividend growth, dividend coverage ratio and current valuations. No more than 30% of the trust’s portfolio will consist of stocks issued by companies incorporated in any one country as of the trust’s inception.
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of its assets in securities issued by companies headquartered and/or domiciled in emerging markets countries. Of course, as with any similar investment, there can be no assurance that the objective of the trust will be achieved.
Sawgrass Diversified Large Cap Portfolio
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Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to achieve its objective by investing in a portfolio of securities of companies that Sawgrass Asset Management LLC (the “Portfolio Consultant”) believes exhibit stable and consistent earnings growth, low price volatility, and stocks with favorable valuations within the growth universe. The Portfolio Consultant begins with a universe of approximately 1,000 companies that it defines as large cap growth companies and seeks to identify companies that are consistent growers and have a low price volatility profile. The Portfolio Consultant uses both a quantitative and qualitative analysis using various factors that result in a blended approach to building the portfolio.The Portfolio Consultant’s investment philosophy focuses on extracting value from enduring inefficiencies caused by investor behavior in the growth universe. Portfolio Consultant believes this creates the opportunity for an approach focusing on attractive valuation, low price volatility, consistent/stable growth and the long-term compounding advantages provided by potential outperformance in down markets. The Portfolio Consultant employs a quantitative/fundamental blended process to identify growth companies with these characteristics and construct portfolios with an attractive balance. Portfolio Consultant believes that this portfolio construction method provides the potential for longer-term outperformance on both an absolute and risk-adjusted basis.
Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Portfolio Consultant defines large capitalization companies as those with a market capitalization of $10 billion or higher. Under normal circumstances, the trust will invest at least 80% of its assets in securities categorized as large capitalization as of the trust’s inception.
Tactical Income Closed-End Portfolio
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Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to provide high current income with capital appreciation potential by investing in a portfolio primarily consisting of common stock of closed-end investment companies (known as “closed-end funds”). The underlying funds may invest in a variety of income-producing securities issued by various types of foreign and/or U.S. issuers. Among other securities, these securities may include corporate bonds, government bonds, corporate loans, convertible securities, preferred securities and equity securities. These securities may be rated investment grade, below investment grade or unrated by major security rating agencies.In selecting these closed-end funds, we* considered factors such as historical returns, income potential, potential future growth, portfolio diversification and advisor experience. We use a disciplined investment methodology to select the funds for inclusion in the trust. We begin by constructing a universe of funds that have a stated investment objective in line with the trust’s investment objective and that the fund advisor appears to be adhering to. From this universe we select the final securities by utilizing a multi-factor approach based on the following factors: •Premium/Discount—We favor funds that are trading at a discount relative to their peers and relative to their historic average. •Dividend—We favor funds that have a history of a consistent and competitive dividend and that appear to possess the ability to keep the dividend level intact. •Performance—We favor funds that have an above average history of performance based on net asset value when compared to their peers and a relevant benchmark. Approximately 11.99% of the portfolio consists of funds classified as “non-diversified” under the Investment Company Act of 1940. These funds have the ability to invest more than 5% of their assets in securities of a single issuer which could reduce diversification.
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of its assets in closed-end investment companies.
Utilities Portfolio
Entity Information [Line Items]
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to achieve its objective by investing in a portfolio of quality and highly liquid stocks of domestic utility companies. A utilities company is defined as being a company involved in aspects of providing access to gas, water and electricity. AAM* sought to select high quality stocks with above average dividend yields by considering a broad universe of utilities companies listed on U.S. exchanges across all market capitalizations. We used a structured quantitative approach combined with fundamental oversight. AAM’s quantitative approach sought to identify companies within the utilities sector possessing attractive fundamentals, such as attractive valuations based on normalized earnings and sales, quality earnings, and a long-term trend in profitability. AAM reviewed final selections for the trust’s portfolio to assess the impact of recent events (including management issues, legal proceedings, and future mergers or acquisition) on each stock’s prospects.
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of its assets in securities of utilities companies as defined under Global Industry Classification Standard (GICS®) as of the trust’s inception.